Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule Of Earnings From Continuing Operations Before Income Taxes
Earnings from continuing operations before income taxes for the years ended December 31 were as follows ($ in millions):

	2016	2015	2014
United States	$647.7	$505.5	$455.7
International	1,963.6	1,533.9	1,630.5
Total	$2,611.3	$2,039.4	$2,086.2

Schedule Of Provision For Income Taxes
The provision for income taxes from continuing operations for the years ended December 31 were as follows ($ in millions):

	2016	2015	2014
Current:
Federal U.S.	$237.2	$213.4	$23.6
Non-U.S.	542.9	273.0	241.2
State and local	61.7	(9.5)	(19.2)
Deferred:
Federal U.S.	(237.5)	(83.8)	206.9
Non-U.S.	(104.2)	(121.5)	(43.9)
State and local	(42.2)	21.1	38.9
Income tax provision	$457.9	$292.7	$447.5

Schedule Of Deferred Income Tax
Deferred income tax assets and liabilities as of December 31 were as follows ($ in millions):

	2016	2015
Deferred tax assets:
Allowance for doubtful accounts	$22.4	$27.7
Inventories	102.8	107.1
Pension and postretirement benefits	392.4	415.7
Environmental and regulatory compliance	29.9	31.7
Other accruals and prepayments	211.1	405.2
Stock-based compensation expense	89.3	128.8
Tax credit and loss carryforwards	1,095.9	1,075.4
Valuation allowances	(306.5)	(215.0)
Total deferred tax asset	1,637.3	1,976.6
Deferred tax liabilities:
Property, plant and equipment	(41.4)	(194.1)
Insurance, including self-insurance	(786.4)	(1,107.3)
Basis difference in LYONs	(13.1)	(9.1)
Goodwill and other intangibles	(3,645.3)	(3,704.8)
Unrealized gains on marketable securities	(2.9)	(68.0)
Total deferred tax liability	(4,489.1)	(5,083.3)
Net deferred tax liability	$(2,851.8)	$(3,106.7)

Reconciliation Of The Statutory Federal Income Tax Rate To The Effective Tax Rate
The effective income tax rate from continuing operations for the years ended December 31 varies from the U.S. statutory federal income tax rate as follows:

	Percentage of Pretax Earnings
	2016	2015	2014
Statutory federal income tax rate	35.0%	35.0%	35.0%
Increase (decrease) in tax rate resulting from:
State income taxes (net of federal income tax benefit)	0.6%	0.7%	0.5%
Foreign income taxed at lower rate than U.S. statutory rate	(10.2)%	(17.1)%	(18.4)%
Resolution and expiration of statutes of limitation of uncertain tax positions	(3.1)%	(0.7)%	2.9%
Permanent foreign exchange losses	(8.2)%	(4.6)%	—%
Research credits, uncertain tax positions and other	3.4%	1.1%	1.5%
Effective income tax rate	17.5%	14.4%	21.5%

Reconciliation Of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits, excluding amounts accrued for potential interest and penalties related to both continuing and discontinued operations, is as follows ($ in millions):

	2016	2015	2014
Unrecognized tax benefits, beginning of year	$990.2	$728.5	$689.0
Additions based on tax positions related to the current year	80.0	73.3	91.5
Additions for tax positions of prior years	154.3	135.3	172.5
Reductions for tax positions of prior years	(7.0)	(10.0)	(43.7)
Acquisitions, divestitures and other	(41.5)	140.6	36.6
Lapse of statute of limitations	(124.0)	(26.3)	(36.3)
Settlements	(45.3)	(18.9)	(149.7)
Effect of foreign currency translation	(14.5)	(32.3)	(31.4)
Unrecognized tax benefits, end of year	$992.2	$990.2	$728.5